CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Oct. 22, 2019	Jul. 29, 2019	Jan. 01, 2019	Dec. 31, 2018
Current assets
Cash	$ 241,416	$ 624,830		$ 382,161			$ 712,062
Total current assets	306,210	690,131					841,728
TOTAL ASSETS	139,495,048	139,848,631					139,256,207
Current liabilities
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Fair Value of Shares	12,330,000	3,452,400	$ 2,548,200	2,383,800	$ 1,027,500		1,972,800	$ 1,356,300
Accrued Liabilities, Current	1,412,610	209,732					65,716
Warrant liability	12,330,000	3,452,400	2,548,200	2,383,800	1,027,500		1,972,800	1,356,300
Current liabilities - Accounts payable and accrued expenses	1,412,610	209,732					65,716
Total Liabilities	15,092,610	4,162,132	2,563,347	2,400,166	1,080,715		2,038,516	1,438,427
Notes Payable, Related Parties	1,350,000	500,000
Commitments and Contingencies
Stockholders' equity (deficit)
Preference shares, $0.0001 par value; 2,000,000 shares authorized; no issued and outstanding
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,600,000 and 4,331,351 shares issued and outstanding (excluding 13,800,000 and 13,068,649 shares subject to possible redemption) at June 30, 2021 and December 31, 2020, respectively	360	433	420	418	405		418	415
Additional paid-in capital	0	6,909,687	5,613,100	5,388,402	4,086,625		5,378,502	5,056,575
Accumulated deficit	(13,597,922)	(1,910,111)	(613,519)	(388,813)	912,975		(378,919)	(56,986)
Total Shareholders' (Deficit) Equity	(13,597,562)	5,000,009	$ 5,000,001	5,000,007	$ 5,000,005		5,000,001	$ 5,000,004	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	139,495,048	139,848,631					139,256,207
SHAPEWAYS, INC
Current assets
Cash	6,250,000	8,564,000					9,464,000
Restricted cash	145,000	145,000					141,000
Accounts receivable	1,016,000	185,000				$ 151,000	151,000			$ 220,000
Inventory	516,000	727,000					440,000
Promissory note due from related party	151,000	151,000					200,000
Prepaid expenses and other current assets	4,172,000	1,910,000					1,953,000
Total current assets	12,250,000	11,682,000					12,349,000
Property and equipment, net	813,000	948,000					1,337,000
Right-of-use assets, net	1,123,000	2,102,000		2,102,000
Goodwill	1,835,000	1,835,000					1,835,000
Security deposits	175,000	175,000					434,000
TOTAL ASSETS	16,196,000	16,742,000					15,955,000
Current liabilities
Accounts payable	1,308,000	1,633,000					2,079,000
Accrued expenses and other liabilities	5,158,000	3,319,000					2,816,000
Capital leases							17,000
Current portion of long-term debt	6,906,000	8,332,000					6,333,000
Operating lease liabilities, current	621,000	1,222,000		1,222,000
Deferred revenue	626,000	753,000					425,000
Total Liabilities	14,619,000	15,259,000					11,670,000
Deferred rent							283,000
Operating lease liabilities, net of current portion	670,000	1,094,000		1,094,000
Long-term debt, net of current portion	722,000	2,236,000					3,571,000
Total liabilities	16,011,000	18,589,000					15,524,000
Commitments and Contingencies
Stockholders' equity (deficit)
Preference shares, $0.0001 par value; 2,000,000 shares authorized; no issued and outstanding	2,000	2,000					2,000
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,600,000 and 4,331,351 shares issued and outstanding (excluding 13,800,000 and 13,068,649 shares subject to possible redemption) at June 30, 2021 and December 31, 2020, respectively	2,000	2,000					2,000
Additional paid-in capital	113,469,000	112,993,000					112,186,000
Accumulated deficit	(112,994,000)	(114,567,000)					(111,399,000)
Accumulated other comprehensive loss	(294,000)	(277,000)					(360,000)
Total Shareholders' (Deficit) Equity	185,000	(1,847,000)		$ (1,664,000)			431,000				$ 6,680,000
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 16,196,000	$ 16,742,000					$ 15,955,000